INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (9,390)	$ (18,615)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,633	1,782
Depreciation	238	237
Amortization of discount on marketable securities	(796)	(13)
Realized gain on sale of marketable securities, net	0	(2)
Increase in severance pay, net	6	3
Exchange rate differences loss (gain) on cash balances	12	44
Decrease in operating lease right of use asset	332	290
Increase in interest receivables and exchange differences on short-term bank deposits	(299)	(140)
Decrease in trade receivables	56,000	0
Increase in other accounts receivable and prepaid expenses	(2,267)	(448)
Decrease (increase) in long-term prepaid expenses	311	(13)
Decrease in trade payables	(1,137)	(85)
Decrease in other accounts payable and accrued expenses	(293)	(894)
Decrease in operating lease liability	(386)	(394)
Decrease in deferred revenues	(4,261)	0
Decrease in deferred participation in R&D expenses	0	(325)
Net cash provided by (used in) operating activities	39,703	(18,573)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	25,011	51,350
Investment in short-term bank deposits	(47,086)	(23,220)
Proceeds from maturity of marketable securities	15,825	1,000
Investment in marketable securities	(36,000)	(5,536)
Purchase of property and equipment	(37)	(63)
Net cash provided by (used in) investing activities	(42,287)	23,531
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	562	1,351
Proceeds from exercise of options	1	0
Net cash provided by financing activities	563	1,351
Effect of exchange rate changes on cash	(12)	(44)
Increase (decrease) in cash, cash equivalents and restricted cash	(2,033)	6,265
Cash, cash equivalents and restricted cash at the beginning of the period	13,910	11,421
Cash, cash equivalents and restricted cash at the end of the period	11,877	17,686
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	13	(8)
Right-of-use asset obtained in exchange for operating lease liability	2,064	70
Issuance expenses	$ 0	$ 197